Share-based Compensation - Range of Exercise Prices and Expiry Dates Outstanding Stock-options (Detail) - Employee 2017 EIP [Member]	Dec. 31, 2018 USD ($) shares Year	Dec. 31, 2017 shares Year
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	3,028,275	1,866,740
Total outstanding options out of which are exercisable | shares	447,538	46,708
Weighted-average remaining contractual life (in years) | Year	9.2	9.7
15.00 to 17.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	361,500	136,500
15.00 to 17.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 15.00
15.00 to 17.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 17.99
12.00 to 14.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	1,109,370	31,950
12.00 to 14.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 12.00
12.00 to 14.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 14.99
9.00 to 11.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	1,185,905	1,173,290
9.00 to 11.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 9.00
9.00 to 11.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 11.99
6.00 to 8.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	371,500	525,000
6.00 to 8.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 6.00
6.00 to 8.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 8.99